Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables.
Schedule of trade and other receivables

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Trade receivables	304,229	241,228
Other receivables	29,557	12,918
Interest receivable	19,446	21,551
Total trade and other receivables	$353,232	$275,697